UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2002

Check here if Amendment |_|; Amendment Number:
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Clinton Group, Inc.
Address:  55 Water Street, 31st Floor
          New York, NY 10041

13F File Number: 28-06121

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     John Hall
Title:    CFO
          212-825-0400
Phone:
Signature, Place, and Date of Signing:


/s/ John Hall                  New York, NY                   5/13/02
------------------------       ----------------------------   ------------------
        [Signature]                [City, State]                   [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        2

Form 13F Information Table Entry Total:   93

Form 13F Information Table Value Total:   802,614 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.      Form 13F File Number          Name

     01       28- 10034                     CGI Holdings, Inc.
     02       28- 10033                     Clinton Group Equity, Co.

Quarter Ended March 31, 2002


           COLUMN 1               COLUMN 2       COLUMN 3  COLUMN 4   COLUMN 5           COLUMN 6  COLUMN 7          COLUMN 8
------------------------------ ----------------  --------- --------   --------           -------- ----------  ----------------------
                                                            VALUE      SHARES/  SH/ PUT/ INVSTMT    OTHER        VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS      CUSIP   (x$1000)    PRN AMT  PRN CALL DSCRETN   MANAGERS    SOLE    SHARED   NONE
------------------------------ ----------------  --------- --------   --------  --- ---- -------  ----------  ------  --------  ----
AFFILIATED COMPUTER SVCS INC    Note 3.500% 2/1  008190AF7   51,060    35505000 PRN      Defined  01, 02                       None
AMERICAN EXPRESS CO                   Com        025816109      227      5562    SH      Defined  01, 02     Sole
AMERICAN INTERNATIONAL GROUP          Com        026874107      304      4227    SH      Defined  01, 02     Sole
AMERICAN INTL GROUP INC            DBCV 11/0     026874AP2    8,417    14000000 PRN      Defined  01, 02                       None
AMKOR TECH INC                  Note 5.750% 6/0  031652AN0    2,395    2500000  PRN      Defined  01, 02                       None
ANHEUSER-BUSCH COS INC                Com        035229103      226      4341    SH      Defined  01, 02     Sole
AOL TIME WARNER                       Com        00184A105      263     11131    SH      Defined  01, 02     Sole
BANK OF AMERICA CORP                  Com        060505104      454      6685    SH      Defined  01, 02     Sole
BANK ONE CORP                         Com        06423A103      224      5365    SH      Defined  01, 02     Sole
BARNES & NOBLE INC              Note 5.250% 3/1  067774AD1   25,767    22000000 PRN      Defined  01, 02                       None
BEA SYSTEMS INC                 Note 4.000% 12/1 073325AD4   12,625    15120000 PRN      Defined  01, 02                       None
BEST BUY INC                    DBCV 0.684% 6/2  086516AD3    9,442    12000000 PRN      Defined  01, 02                       None
BISYS GROUP INC                 Note 4.000% 3/1  055472AB0    4,207    3400000  PRN      Defined  01, 02                       None
CELESTICA INC                       Note 8/0     15101QAA6   21,989    50550000 PRN      Defined  01, 02                       None
CEPHALON INC                    Note 5.250% 5/0  156708AC3    3,190    2975000  PRN      Defined  01, 02                       None
CHARTER COMMUNICATION INC DEL   Note 5.750% 10/1 16117MAB3   34,700    40000000 PRN      Defined  01, 02                       None
CHEVRONTEXACO CORP                    Com        166764100      433      4807    SH      Defined  01, 02     Sole
CISCO SYSTEMS INC                     Com        17275R102      439     25977    SH      Defined  01, 02     Sole
CITIGROUP INC                         Com        172967101      891     18005    SH      Defined  01, 02     Sole
COCA-COLA CO/THE                      Com        191216100      563     10777    SH      Defined  01, 02     Sole
DELL COMPUTER CORP                    Com        247025109      214      8220    SH      Defined  01, 02     Sole
DIAMONDS TRUST SERIES I            Unit Ser I    252787106    2,662     25668    SH      Defined  01, 02     Sole
ELECTRONIC DATA SYS CORP NEW       Note 10/1     285661AB0    9,174    11650000 PRN      Defined  01, 02                       None
ELI LILLY & CO                        Com        532457108      349      4588    SH      Defined  01, 02     Sole
ENERGY SELECT SECTOR SPDR        SBI INT-Energy  81369Y506      373     12936    SH      Defined  01, 02     Sole
ENZON INC                       Note 4.500% 7/0  293904AB4   10,537    12000000 PRN      Defined  01, 02                       None
EXXON MOBIL CORPORATION               Com        30231G102    1,189     27139    SH      Defined  01, 02     Sole
FANNIE MAE                            Com        313586109      242      3035    SH      Defined  01, 02     Sole
FINANCIAL SELECT SECTOR SPDR      SBI INT-FINL   81369Y605    2,150     79210    SH      Defined  01, 02     Sole
GENERAL ELECTRIC CO                   Com        369604103      849     22691    SH      Defined  01, 02     Sole
GENERAL MOTORS CORP              DEB SR CONV B   370442733   12,635     462300  PRN      Defined  01, 02                       None
GENERAL SEMICONDUCTOR             5.750% 12/1    370787AB9   15,490    15471000 PRN      Defined  01, 02                       None
GENZYME CORP                    SDCV 3.000% 5/1  372917AK0   62,361    65600000 PRN      Defined  01, 02                       None
GILEAD SCIENCES INC             Note 5.000% 12/1 375558AB9   11,126    6800000  PRN      Defined  01, 02                       None
GOLDMAN SACHS GROUP INC               Com        38141G104      933     10343    SH      Defined  01, 02     Sole
HCC INSURANCE                    Note 2.00% 9/0  404132AA0   13,830    12762000 PRN      Defined  01, 02                       None
HOME DEPOT INC                        Com        437076102      513     10555    SH      Defined  01, 02     Sole
HUTCHINSON TECHNOLOGY INC       Note 6.000% 3/1  448407AC0    7,256    7500000  PRN      Defined  01, 02                       None
IMMUNEX CORP                          Com        452528102      683     22577    SH      Defined  01, 02     Sole
INDUSTRIAL SELECT SECT SPDR       SBI INT-INDS   81369Y704      634     23286    SH      Defined  01, 02     Sole
INTEL CORP                            Com        458140100      558     18365    SH      Defined  01, 02     Sole
INTERNATIONAL RECTIFIER CORP    Note 4.250% 7/1  460254AE5   29,295    31500000 PRN      Defined  01, 02                       None
INTERPUBLIN GROUP COS INC       Note 1.870% 6/0  460690AJ9   11,988    14400000 PRN      Defined  01, 02                       None
INTL BUSINESS MACHINES CORP           Com        459200101      478      4601    SH      Defined  01, 02     Sole
JABIL CIRCUIT                   Note 1.750% 5/1  466313AA1   17,040    17820000 PRN      Defined  01, 02                       None
JOHNSON & JOHNSON                     Com        478160104      853     13142    SH      Defined  01, 02     Sole
JP MORGAN CHASE & CO                  Com        46625H100      299      8397    SH      Defined  01, 02     Sole
JUNIPER NETWORKS INC            Note 4.750% 3/1  48203RAA2      722    1000000  PRN      Defined  01, 02                       None
KING PHARMACEUTICALS INC        DBCV 2.750% 11/1 495582AG3   10,171    10300000 PRN      Defined  01, 02                       None
KULICKE & SOFFA                 Note 4.750% 12/1 501242AE1    5,433    4971000  PRN      Defined  01, 02                       None
L-3 COMMUNICATIONS HLDGS        Debt 4.000% 9/1  502424AD6   61,647    51750000 PRN      Defined  01, 02                       None
LAM RESEARCH                    Note 4.000% 6/0  512807AE8   10,421    10500000 PRN      Defined  01, 02                       None
MEDTRONIC INC                   DBCV 1.250% 9/1  585055AB2   48,720    48000000 PRN      Defined  01, 02                       None
MERCK & CO. INC.                      Com        589331107      265      4603    SH      Defined  01, 02     Sole
MICROSOFT CORP                        Com        594918104    1,028     17052    SH      Defined  01, 02     Sole
MORGAN STANLEY DEAN WITTER &          Com        617446448      200      3497    SH      Defined  01, 02     Sole
NCO GROUP INC                   Note 4.750% 4/1  628858AB8   16,722    16060000 PRN      Defined  01, 02                       None
NETWORK ASSOCS INC              Note 5.250% 8/1  64123LAB7   14,928    9600000  PRN      Defined  01, 02                       None
NVIDIA CORP                     Note 4.750% 10/1 67066GAA2   24,011    19702000 PRN      Defined  01, 02                       None
ONI SYSTEMS CORP                Note 5.000% 10/1 68273FAA1      424     550000  PRN      Defined  01, 02                       None
ORACLE CORPORATION                    Com        68389X105      159     12440    SH      Defined  01, 02     Sole
PEPSICO INC                           Com        713448108      413      8038    SH      Defined  01, 02     Sole
PFIZER INC                            Com        717081103    1,049     26398    SH      Defined  01, 02     Sole
PHARMACIA CORPORATION                 Com        71713U102      252      5607    SH      Defined  01, 02     Sole
PHILIP MORRIS COMPANIES INC           Com        718154107      403      7657    SH      Defined  01, 02     Sole
PHOTRONICS INC                  Note 4.750% 12/1 719405AC6    5,640    4800000  PRN      Defined  01, 02                       None
PMC-SIERRA INC                  Note 3.750% 8/1  69344FAB2    6,474    8030000  PRN      Defined  01, 02                       None
PROCTER & GAMBLE CO                   Com        742718109      454      5040    SH      Defined  01, 02     Sole
PROVINCE HEALTHCARE CO          Note 4.500% 11/2 743977AC4    5,739    5586000  PRN      Defined  01, 02                       None
QUEST DIAGNOSTIC INC            DBCV 1.750% 11/3 74834LAF7   20,553    18300000 PRN      Defined  01, 02                       None
RATIONAL SOFTWARE CORP          Note 5.000% 2/0  75409PAC7    8,157    9350000  PRN      Defined  01, 02                       None
REEBOK INTL LTD                 DBCV 4.250% 3/0  758110AE0    8,128    7950000  PRN      Defined  01, 02                       None
RESMED INC                      Note 4.000% 6/2  761152AB3    5,139    5640000  PRN      Defined  01, 02                       None
ROYAL DUTCH PETRO-NY SHARES      NY Reg GLD1.25  780257804      479      8830    SH      Defined  01, 02     Sole
SANMINA CORP                    Note 4.250% 5/0  800907AB3   38,158    40220000 PRN      Defined  01, 02                       None
SBC COMMUNICATIONS INC                Com        78387G103      422     11288    SH      Defined  01, 02     Sole
SCHOOL SPECIALTY INC            Note 6.000% 8/0  807863AC9   13,815    12675000 PRN      Defined  01, 02                       None
SECURITY CAPITAL GROUP-B              CL B       81413P204      509     20000    SH      Defined  01, 02     Sole
SHIRE FINANCE LTD               Note 2.000% 8/2  82481UAB5    7,546    8625000  PRN      Defined  01, 02                       None
STMICROELCTRONICS N V               Note 9/2     861012AB8    9,372    9200000  PRN      Defined  01, 02                       None
SYMANTEC CORP                   Note 3.000% 11/0 871503AB4   39,760    28400000 PRN      Defined  01, 02                       None
TECHNOLOGY SELECT SECT SPDR       SBI INT-TECH   81369Y803    1,423     65692    SH      Defined  01, 02     Sole
TERADYNE INC                    SDCV 3.750% 10/1 880770AD4    1,522     900000  PRN      Defined  01, 02                       None
TEXAS INSTRUMENTS INC                 Com        882508104      212      6431    SH      Defined  01, 02     Sole
TYCO INTL LTD NEW                  Note 11/1     902124AC0   17,722    26550000 PRN      Defined  01, 02                       None
VERIZON COMMUNICATIONS INC            Com        92343V104      363      7968    SH      Defined  01, 02     Sole
VIACOM INC-CL B                       CL B       925524308      371      7687    SH      Defined  01, 02     Sole
WACHOVIA CORP                         Com        929903102      219      5909    SH      Defined  01, 02     Sole
WALGREEN CO                           Com        931422109      210      5370    SH      Defined  01, 02     Sole
WAL-MART STORES INC                   Com        931142103    1,149     18753    SH      Defined  01, 02     Sole
WELLS FARGO & COMPANY                 Com        949746101      280      5675    SH      Defined  01, 02     Sole
WYETH                                 Com        983024100      392      5974    SH      Defined  01, 02     Sole
YOUNG & RUBICAM INC             Note 3.000% 1/1  987425AC9   19,911    20475000 PRN      Defined  01, 02                       None

                                                            802,614